Non-controlling interests - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) issuance redemption	Dec. 31, 2021 GBP (£) issuance
Non-controlling interests | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | issuance	0	0
Number of convertible instruments redeemed | redemption	1
Instruments redeemed | £	£ 20	£ 75
Barclays Bank PLC | 9% Permanent Interest Bearing Capital Bonds (GBP 100m) | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	9.00%
Barclays Bank PLC | 6.125% Undated Subordinated Notes (GBP 550m) | – Upper Tier 2 instruments
Disclosure of classes of share capital [line items]
Interest rate	6.125%
Barclays Bank PLC | Barclays Bank PLC
Disclosure of classes of share capital [line items]
Non-controlling interests - proportion of voting interests	100.00%